Other Liabilities - Additional Information (Detail) $ in Millions	12 Months Ended
Oct. 31, 2020 CAD ($)
Text Block [Line Items]
Interest expense on lease liabilities	$ 53
Cash outflow for leases	384
Variable lease payments not included in the measurement of lease liabilities	219
Year 2021 [member]
Text Block [Line Items]
Gross lease liabilities	380
Year 2022 [member]
Text Block [Line Items]
Gross lease liabilities	332
Year 2023 [member]
Text Block [Line Items]
Gross lease liabilities	293
Year 2024 [member]
Text Block [Line Items]
Gross lease liabilities	275
Year 2025 [member]
Text Block [Line Items]
Gross lease liabilities	234
Thereafter [member]
Text Block [Line Items]
Gross lease liabilities	$ 1,234